FAIR VALUE MEASUREMENTS - Assumptions used in Monte Carlo simulation (Details)	Apr. 30, 2019 item
Estimated volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the contingent consideration	40
Risk-free rate of return
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the contingent consideration	3.2
Simulation steps
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the contingent consideration	10,000